Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: May 12, 2026

Payment Date	5/15/2026
Collection Period Start	4/1/2026
Collection Period End	4/30/2026
Interest Period Start	4/15/2026
Interest Period End	5/14/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$197,851,990.60	$18,767,511.87	$179,084,478.73	0.452508	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$294,881,990.60	$18,767,511.87	$276,114,478.73

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$321,139,512.12	$300,735,995.89	0.244706
YSOC Amount	$23,437,313.23	$21,801,308.87
Adjusted Pool Balance	$297,702,198.89	$278,934,687.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.22980%	ACT/360	$—
Class A-3 Notes	$197,851,990.60	5.82000%	30/360	$959,582.15
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$294,881,990.60			$1,396,660.99

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$321,139,512.12	$300,735,995.89
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$297,702,198.89	$278,934,687.02
Number of Receivables Outstanding	27,890	27,094
Weighted Average Contract Rate	5.23%	5.24%
Weighted Average Remaining Term (months)	27.8	26.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,415,586.19
Principal Collections	$20,236,924.40
Liquidation Proceeds	$118,349.44
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,770,860.03
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,770,860.03

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$267,616.26	$267,616.26	$—	$—	$21,503,243.77
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,503,243.77
Interest - Class A-2a Notes	$—	$—	$—	$—	$21,503,243.77
Interest - Class A-2b Notes	$—	$—	$—	$—	$21,503,243.77
Interest - Class A-3 Notes	$959,582.15	$959,582.15	$—	$—	$20,543,661.62
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$20,241,259.29
First Allocation of Principal	$—	$—	$—	$—	$20,241,259.29
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$20,196,367.12
Second Allocation of Principal	$—	$—	$—	$—	$20,196,367.12
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$20,151,474.95
Third Allocation of Principal	$4,677,303.58	$4,677,303.58	$—	$—	$15,474,171.37
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,429,279.20
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,159,279.20
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,159,279.20
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,339,070.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,339,070.91
Remaining Funds to Certificates	$1,339,070.91	$1,339,070.91	$—	$—	$—
Total	$21,770,860.03	$21,770,860.03	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$23,437,313.23
Increase/(Decrease)	$(1,636,004.36)
Ending YSOC Amount	$21,801,308.87

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$297,702,198.89	$278,934,687.02
Note Balance	$294,881,990.60	$276,114,478.73
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	15	$166,591.83
Liquidation Proceeds of Defaulted Receivables[2]	0.04%	136	$118,349.44
Monthly Net Losses (Liquidation Proceeds)			$48,242.39
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.05)%
Second Preceding Collection Period			(0.24)%
Preceding Collection Period			0.05%
Current Collection Period			0.19%
Four-Month Average Net Loss Ratio			(0.01)%
Cumulative Net Losses for All Periods			$3,104,964.08
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.31%	62	$943,188.62
60-89 Days Delinquent	0.10%	19	$306,831.22
90-119 Days Delinquent	0.01%	2	$27,844.44
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.42%	83	$1,277,864.28

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$39,423.70
Total Repossessed Inventory		9	$127,870.29

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		21	$334,675.66
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.07%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.08%
Current Collection Period			0.11%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.17	0.06%	14	0.05%